TAXATION - Others (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
TAXATION
Valuation allowance	¥ 6,785	¥ 246,508	¥ 76,526	¥ 17,864
Operating loss carryforwards	34,700	35,500
Valuation allowance for net operating loss carryforwards	19,900	16,800
Net operating loss carryforwards	8,642	7,040
Net operating loss carryforwards, expires in 2021	100
Net operating loss carryforwards, expires in 2022	15,300
Net operating loss carryforwards, expires in 2023	19,300
Provision for credit losses
TAXATION
Valuation allowance	0	241,900
VIEs
TAXATION
Net operating loss carryforwards	14,800	18,700
Income tax accrued on the undistributed earnings	¥ 0	¥ 0